Segment Information - Schedule of Reconciliations of Segment Information to Consolidated Amounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 299,943	$ 503,512	$ 1,525,220	$ 1,676,625	$ 1,738,738
Segment profit	(17,384)	149,078	254,890	541,406	801,424
Transportation and royalties	82,617	113,086	367,059	368,212	340,283
Assets	2,623,894	2,478,591	2,591,516	2,357,058	2,028,095
Depreciation and depletion	45,277	40,023	153,982	127,356	115,279
Capital expenditures	68,510	99,703	457,221	491,674	205,242
All other
Segment Reporting Information [Line Items]
Total revenues	5,010	5,514	25,240	28,633	31,159
Transportation and royalties	0	0	0	263	310
Assets	396,498	130,972	134,543	136,287	118,713
Depreciation and depletion	2,286	2,010	8,753	7,164	6,795
Capital expenditures	1,092	1,913	6,508	6,944	7,002
Mining
Segment Reporting Information [Line Items]
Depreciation and depletion	45,277	40,023	153,982	127,356	115,279
Mining | Operating Segments
Segment Reporting Information [Line Items]
Total revenues	294,933	497,998	1,499,980	1,647,992	1,707,579
Cash cost of sales (exclusive of depreciation and depletion)	244,028	284,172	999,188	904,319	705,425
Other segment items	1,707	1,415	8,109	5,950	5,180
Segment profit	49,198	212,411	492,683	737,723	996,974
Transportation and royalties	82,617	113,086	367,059	367,949	339,973
Assets	2,227,396	2,347,619	2,456,973	2,220,771	1,909,382
Depreciation and depletion	42,991	38,013	145,229	120,192	108,484
Capital expenditures	$ 67,418	$ 97,790	$ 450,713	$ 484,730	$ 198,240